Share-Based Compensation - Schedule of Share-Based Compensation, Restricted Share Units, Activity (Detail) - 2015 Plan [Member] - Restricted Share Units (RSUs) [Member] - USD ($)
$ / shares in Units, $ in Thousands
	9 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Shares, Unvested restricted share units, Beginning balance	42,224
Number of Shares, Restricted share units granted	14,190
Number of Shares, Restricted share units vested	(26,246)
Number of Shares, Unvested restricted share units, Ending balance	30,168
Weighted Average Grant Date Fair Value, Unvested restricted share units, Beginning balance	$ 10.00
Weighted Average Grant Date Fair Value, Restricted share units granted	21.14
Weighted Average Grant Date Fair Value, Restricted share units vested	10.00
Weighted Average Grant Date Fair Value, Unvested restricted share units, Ending balance	$ 15.24
Intrinsic Value, Unvested restricted share units	$ 540	$ 412
Intrinsic Value, Restricted share units granted	300
Intrinsic Value, Restricted share units vested	$ 286